Financial liabilities at amortized cost – borrowing, financing and securitized borrowings	12 Months Ended
Dec. 31, 2022
Financial Liabilities At Amortized Cost Borrowing Financing And Securitized Borrowings
Financial liabilities at amortized cost – borrowing, financing and securitized borrowings

22. Financial liabilities at amortized cost – borrowing, financing and securitized borrowings

	2022	2021

Borrowings and financing	585,568	147,243
Securitized borrowings	-	10,011
Total	585,568	157,254

a) Borrowings and financings

Borrowings and financings maturities are as follows:

	2022
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Term loan credit facility (ii)	3,100	32,632	82,462	118,194
Syndicated loan (iii)	103	2,494	464,777	467,374
Total borrowings and financings	3,203	35,126	547,239	585,568

	2021
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Financial letter (i)	7,728	2,672	-	10,400
Term loan credit facility (ii)	3,064	10,113	123,666	136,843
Total borrowings and financings	10,792	12,785	123,666	147,243
(i)	Corresponded to fixed and floating rate bills of exchange in the amount equivalent to US$12,941 on the issuance date, fully paid in April 2022.
(ii)	Corresponds to two term loan credit facilities obtained by subsidiary Nu Servicios and reassigned to Nu Financiera, in Mexican pesos, from:
a)	Bank of America México, S.A., Institución de Banca Múltiple (“BofA”) in the amount equivalent to US$30,000 on the issuance dates, with interest equivalent to 12.48% (Mexican Interbanking Equilibrium Interest Rate (“TIIE 182” + 1.40%) per annum as of December 31, 2022 (equivalent to 7.42% per annum as of December 31, 2021), and maturity date in July 2023.
b)	JPMorgan México ("JP Morgan") in the total amount equivalent to US$80,000 on the issuance dates, with interest from 12.08% to 12.53% (TIIE 182 + 1.45% and TIIE 182 + 1.0%, respectively) per annum as of December 31, 2022 (from 7.02% to 7.47% per annum as of December 31, 2021), and maturity dates in November 2024 and July 2024.
(iii)	Corresponds to a syndicated credit facility, in which Nu's subsidiaries in Colombia and Mexico are the borrowers and the Company is acting as guarantor. The amount of the credit facility is US$650,000, out of which US$ 625,000 allocated to Nu Mexico and US$ 25,000 to Nu Colombia, and as of December 31, 2022:
a)	Mexico used the total equivalent to US$435,000 on the issuance dates, with interest equivalent to 11.98% per annum (TIIE 91 + 1.00%) and maturity date in April 2025;
b)	Colombia used the total equivalent to US$25,000 on the issuance date, with interest equivalent to 6.18% per annum (Colombian Reference Banking Indicator ("IBR") + 1.00%) and maturity date in April 2025.

Changes to borrowings and financings are as follows:

	2022
	Bills of exchange	Term loan credit facility	Bank borrowings	Syndicated loan	Total

Balance at beginning of the year	10,400	136,843	-	-	147,243
Addition due to business combination	-	-	4,729	-	4,729
New borrowings	-	121,142	-	460,000	581,142
Payments – principal	(9,447)	(146,078)	(4,458)	-	(159,983)
Payments – interest	(1,889)	(8,301)	(568)	(19,998)	(30,756)
Interest accrued	42	8,340	158	22,534	31,074
Effect of changes in exchange rates (OCI)	894	6,248	139	4,838	12,119
Balance at end of the year	-	118,194	-	467,374	585,568

	2021
	Financial letter	Bills of exchange	Term loan credit facility	Total

Balance at beginning of the year	60,126	17,684	19,644	97,454
New borrowings	-	-	116,349	116,349
Payments – principal	(54,151)	(6,372)	-	(60,523)
Payments – interest	(4,548)	(600)	(1,908)	(7,056)
Interest accrued	776	683	4,766	6,225
Effect of changes in exchange rates (OCI)	(2,203)	(995)	(2,008)	(5,206)
Balance at end of the year	-	10,400	136,843	147,243

	2020
	Financial letter	Bank credit bill	Bills of exchange	Term loan credit facility	Total

Balance at beginning of the year	77,061	34,183	22,157	-	133,401
New borrowings	-	-	-	17,974	17,974
Payments – principal	(1,508)	(26,148)	(237)	-	(27,893)
Payments – interest	(45)	(1,279)	(24)	-	(1,348)
Interest accrued	1,936	743	770	236	3,685
Effect of changes in exchange rates (OCI)	(17,318)	(7,499)	(4,982)	1,434	(28,365)
Balance at end of the year	60,126	-	17,684	19,644	97,454

Covenants

The restrictive clauses (covenants) associated with the Group's debt contracts establish the maintenance of minimum financial indicators resulting from its capital, funding and liquidity (cash) position, as well as profitability metrics and leverage ratios including, but not limited to, net debt to gross profit, in addition to non-financial indicators according to each contract. The Group was compliant with such restrictive clauses as of December 31, 2022, and 2021.

Guarantees

The Company is guarantor to the above-mentioned borrowings from Colombia and Mexico. The subsidiary Nu Pagamentos also is guarantor to the BofA and JP Morgan borrowings.

b) Securitized borrowings

Securitized borrowings corresponded to senior quotas issued by FIDC Nu. Senior notes of 1st series were fully settled in 2020, 2nd series were fully settled in 2021 and 3rd series were fully settled in February 2022. Changes to securitized borrowings are as follows:

	2022	2021	2020

Balance at beginning of the year	10,011	79,742	169,925
Interest accrued	84	1,904	4,633
Payments – principal	(10,633)	(66,403)	(52,172)
Payments – interest	(134)	(1,976)	(4,819)
Effect of changes in exchange rates (OCI)	672	(3,256)	(37,825)
Balance at end of the year	-	10,011	79,742